Financial Assets and Liabilities - Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 26,892	$ 17,199	$ 23,284
Expected unit sales price
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.001	0.001
Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 26,892	$ 17,199
Discounted cash flow | Discounted cash flows
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.005	0.005
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities		0.0001
Weighted Average | Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	(12.50%)	(12.50%)
Bottom of range | Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	11.00%	11.00%
Top of range | Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	13.00%	13.00%
Expected Sales Volume | Expected sales volumes
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.001	0.001
Probability of Success | Probability of success measurement input
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.10	0.08
Probability of Success | Payment assumptions measurement input
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.20	0.20
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.201	0.16